iShares
®
International Developed Real Estate ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  16 .6%
Abacus Group ........................... 40,655 $ 27,051
Arena REIT ............................. 45,984 102,714
Aspen Group Ltd. ........................ 22,239 79,340
BWP Property Group Ltd. ................... 68,313 186,406
Centuria Industrial REIT .................... 72,124 152,338
Centuria Office REIT ...................... 55,581 35,757
Charter Hall Group ........................ 53,479 874,470
Charter Hall Long Wale REIT ................. 80,260 214,586
Charter Hall Retail REIT .................... 65,184 184,241
Charter Hall Social Infrastructure REIT .......... 38,327 69,310
Cromwell Property Group ................... 181,800 55,048
Dexus ................................ 121,488 510,204
Dexus Industria REIT ...................... 35,360 61,219
DigiCo Infrastructure REIT ................... 48,288 85,964
Goodman Group ......................... 229,725 4,782,626
GPT Group (The) ......................... 220,669 794,824
Growthpoint Properties Australia Ltd. ............ 30,819 48,263
HomeCo Daily Needs REIT .................. 206,609 183,578
Ingenia Communities Group ................. 46,508 141,879
Lifestyle Communities Ltd.
(a)
................. 11,223 40,196
Mirvac Group ........................... 453,316 568,536
NEXTDC Ltd.
(a)
.......................... 96,408 906,775
Region Group ........................... 130,377 217,971
Scentre Group ........................... 600,741 1,649,343
Stockland .............................. 278,487 833,614
Storage King Group ....................... 46,933 42,460
Vicinity Ltd. ............................. 450,340 846,345
Waypoint REIT Ltd. ....................... 74,739 130,662
13,825,720
a
Austria  —  0 .1%
CA Immobilien Anlagen AG
(b)
................. 2,969 82,682
a
Belgium  —  2 .7%
Aedifica SA ............................. 10,685 864,035
Ascencio .............................. 694 41,939
Care Property Invest N.V. ................... 4,855 70,571
Home Invest Belgium SA
(b)
.................. 1,131 26,290
Montea N.V. ............................ 2,399 188,019
Retail Estates N.V.
(b)
....................... 1,259 95,719
Shurgard Self Storage Ltd. .................. 3,547 103,638
Vastned N.V. ............................ 846 28,999
VGP N.V. .............................. 1,527 148,789
Warehouses De Pauw CVA .................. 21,891 563,364
Xior Student Housing N.V. ................... 4,485 142,732
2,274,095
a
Canada  —  5 .8%
Allied Properties REIT
(b)
.................... 20,894 146,363
Boardwalk REIT ......................... 4,548 214,934
Canadian Apartment Properties REIT ........... 17,669 436,857
Chartwell Retirement Residences .............. 37,171 598,989
Choice Properties REIT .................... 30,526 347,537
Crombie REIT ........................... 12,524 156,075
Dream Industrial REIT ..................... 32,446 333,058
First Capital REIT ........................ 24,398 399,077
Granite REIT ............................ 6,945 476,641
H&R REIT ............................. 30,252 237,812
Killam Apartment REIT
(b)
.................... 13,803 183,042
Primaris REIT ........................... 13,430 219,482
RioCan REIT ............................ 33,406 528,548
SmartCentres REIT ....................... 14,841 312,838
StorageVault Canada, Inc. ................... 25,606 87,676
Security Shares Value
a
Canada (continued)
Vital Infrastructure Property Trust .............. 24,941 $ 99,455
4,778,384
a
Finland  —  0 .2%
Lumo Kodit OYJ ......................... 18,645 169,378
a
France  —  5 .3%
Altarea SCA ............................ 863 100,439
ARGAN SA , NVS ......................... 1,880 164,643
Carmila SA ............................. 6,976 136,220
Covivio SA ............................. 6,168 376,538
Gecina SA ............................. 5,830 505,070
ICADE ................................ 5,221 116,470
Klepierre SA ............................ 25,560 1,160,962
Mercialys SA ............................ 10,842 150,292
Unibail-Rodamco-Westfield
(a)
................. 14,056 1,712,561
4,423,195
a
Germany  —  4 .1%
Aroundtown SA
(a)
......................... 98,169 246,933
Deutsche EuroShop SE .................... 1,350 28,675
Deutsche Wohnen SE ..................... 5,981 127,735
Grand City Properties SA
(b)
.................. 3,771 42,257
Hamborner REIT AG ...................... 8,019 40,606
LEG Immobilien SE ....................... 8,720 523,536
TAG Immobilien AG ....................... 21,800 348,350
Vonovia SE ............................. 84,157 2,041,702
3,399,794
a
Hong Kong  —  8 .9%
Champion REIT .......................... 206,000 61,128
Fortune REIT ........................... 175,000 107,770
Henderson Land Development Co. Ltd. .......... 154,000 558,306
Hongkong Land Holdings Ltd. ................ 111,200 901,692
Hysan Development Co. Ltd. ................. 70,000 166,454
Link REIT .............................. 299,140 1,491,061
New World Development Co. Ltd.
(a) (b)
............ 156,333 137,192
Prosperity REIT .......................... 151,000 29,266
Sino Land Co. Ltd. ........................ 440,800 600,388
Sun Hung Kai Properties Ltd. ................. 146,500 2,299,296
SUNeVision Holdings Ltd. ................... 68,000 41,911
Sunlight REIT ........................... 109,000 32,368
Swire Properties Ltd. ...................... 110,400 336,231
Wharf Real Estate Investment Co. Ltd. .......... 177,900 601,655
7,364,718
a
Ireland  —  0 .1%
Irish Residential Properties REIT PLC ........... 60,119 75,150
a
Israel  —  1 .4%
Amot Investments Ltd. ..................... 28,145 171,012
Azrieli Group Ltd. ......................... 4,756 627,848
Land Development Nimrodi Group Ltd. .......... 2,350 30,651
Melisron Ltd. ............................. 2,690 353,216
1,182,727
a
Italy  —  0 .0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 6,359 30,615
a
Japan  —  23 .3%
Activia Properties, Inc. ..................... 241 215,857
Advance Residence Investment Corp. ........... 320 296,906
AEON REIT Investment Corp. ................ 193 147,526
Comforia Residential REIT, Inc. ............... 226 144,851
CRE Logistics REIT, Inc. .................... 61 53,955
Daiwa House REIT Investment Corp. , Class A ..... 465 360,028

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Japan (continued)
Daiwa Office Investment Corp. , Class A .......... 59 $ 126,182
Daiwa Securities Living Investments Corp. , Class A .. 220 134,098
Fukuoka REIT Corp. ....................... 83 93,160
Global One Real Estate Investment Corp. ........ 120 84,314
GLP J-REIT ............................ 547 497,088
Hankyu Hanshin REIT, Inc. , Class A ............ 74 66,975
Health Care & Medical Investment Corp. ......... 39 25,767
Heiwa Real Estate Co. Ltd. .................. 4,700 69,237
Heiwa Real Estate REIT, Inc. ................. 116 97,754
Hoshino Resorts REIT, Inc. .................. 62 94,851
Hulic Co. Ltd. ........................... 54,800 602,512
Hulic REIT, Inc. .......................... 144 142,348
Ichigo Office REIT Investment Corp. ............ 104 62,811
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 294 260,136
Invincible Investment Corp. .................. 836 320,377
Japan Excellent, Inc. ...................... 125 113,014
Japan Hotel REIT Investment Corp. , Class A ...... 640 326,122
Japan Logistics Fund, Inc. ................... 302 187,270
Japan Metropolitan Fund Invest ............... 773 570,989
Japan Prime Realty Investment Corp. ........... 419 257,461
Japan Real Estate Investment Corp. ............ 777 594,599
KDX Realty Investment Corp. , Class A .......... 426 416,353
LaSalle Logiport REIT ...................... 175 167,403
Mirai Corp. ............................. 199 52,116
MIRARTH Real Estate Investment Corp. ......... 110 57,051
Mitsubishi Estate Co. Ltd. ................... 125,800 3,054,068
Mitsubishi Estate Logistics REIT Investment Corp. .. 152 118,718
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 262 201,858
Mitsui Fudosan Co. Ltd. .................... 295,600 2,879,560
Mitsui Fudosan Logistics Park, Inc. ............. 338 228,944
Mitsui Fudosan Retail Fund Investment Corp. ...... 277 142,528
Mori Hills REIT Investment Corp. , Class A ........ 158 128,842
Mori Trust REIT, Inc. ....................... 271 129,682
Nippon Building Fund, Inc. ................... 925 780,243
Nippon Prologis REIT, Inc. ................... 817 464,306
NIPPON REIT Investment Corp. ............... 192 100,981
Nomura Real Estate Holdings, Inc. ............. 59,100 339,616
Nomura Real Estate Master Fund, Inc. .......... 464 443,789
NTT UD REIT Investment Corp. ............... 148 127,413
One REIT, Inc. ........................... 92 45,733
Orix JREIT, Inc. .......................... 588 380,494
Samty Residential Investment Corp. ............ 40 22,935
Sankei Real Estate, Inc. .................... 41 27,470
Sekisui House REIT, Inc. .................... 445 211,643
SOSiLA Logistics REIT, Inc. .................. 75 51,211
Star Asia Investment Corp. .................. 278 93,372
Starts Proceed Investment Corp. , Class A ........ 28 32,440
Sumitomo Realty & Development Co. Ltd. ........ 74,900 1,678,833
Tokyo Tatemono Co. Ltd. .................... 21,500 453,677
Tokyu REIT, Inc. ......................... 92 109,530
Tosei Corp. ............................. 6,600 74,886
United Urban Investment Corp. ............... 366 374,018
19,335,901
a
Netherlands  —  0 .3%
Eurocommercial Properties N.V. ............... 4,928 159,407
NSI N.V. ............................... 1,723 33,054
Wereldhave N.V. ......................... 4,072 89,989
282,450
a
New Zealand  —  0 .6%
Argosy Property Ltd. ....................... 88,682 54,328
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 136,746 161,661
Security Shares Value
a
New Zealand (continued)
Kiwi Property Group Ltd. .................... 166,114 $ 91,035
Precinct Properties Group ................... 194,544 120,511
Stride Property Group ...................... 56,527 38,352
Vital Healthcare Property Trust ................ 64,827 72,172
538,059
a
Norway  —  0 .1%
Entra ASA
(c)
............................ 4,622 51,694
a
Singapore  —  8 .8%
AIMS APAC REIT ........................ 74,326 92,766
CapitaLand Ascendas REIT .................. 474,160 949,732
CapitaLand Ascott Trust .................... 304,830 215,054
CapitaLand Integrated Commercial Trust ......... 730,003 1,416,743
CapitaLand Investment Ltd. .................. 264,000 547,099
CDL Hospitality Trusts ..................... 93,421 57,924
Centurion Accommodation REIT ............... 103,100 90,764
City Developments Ltd. ..................... 50,300 307,631
Digital Core REIT Management Pte Ltd. ......... 97,200 47,636
ESR-REIT ............................. 63,972 130,701
Far East Hospitality Trust ................... 110,300 49,454
Frasers Centrepoint Trust ................... 144,210 255,109
Frasers Logistics & Commercial Trust ........... 326,200 251,800
Keppel DC REIT ......................... 223,440 388,550
Keppel REIT ............................ 415,561 298,103
Lendlease Global Commercial REIT ............ 304,597 140,062
Mapletree Industrial Trust ................... 238,445 358,815
Mapletree Logistics Trust ................... 389,260 376,043
Mapletree Pan Asia Commercial Trust ........... 263,217 272,969
OUE REIT ............................. 261,700 72,399
Parkway Life REIT ........................ 50,700 166,832
Starhill Global REIT ....................... 165,400 71,594
Stoneweg Europe Stapled Trust , NVS ........... 40,800 74,847
Suntec REIT ............................ 243,900 281,418
UOL Group Ltd. .......................... 52,500 405,107
7,319,152
a
South Korea  —  0 .3%
ESR Kendall Square REIT Co. Ltd. ............. 19,633 45,306
JR Global REIT
(a) (d)
........................ 21,160 15,742
LOTTE REIT Co. Ltd. ...................... 17,208 43,619
Shinhan Alpha REIT Co. Ltd. ................. 13,483 49,366
SK REITs Co. Ltd. ........................ 22,367 85,973
240,006
a
Spain  —  1 .4%
Colonial SFL Socimi SA .................... 43,172 276,340
Merlin Properties Socimi SA ................. 49,764 864,905
1,141,245
a
Sweden  —  4 .4%
Altra Fastigheter AB ....................... 17,892 146,487
Atrium Ljungberg AB , Class B ................ 27,038 75,532
Castellum AB ........................... 37,433 525,384
Catena AB ............................. 5,306 220,434
Cibus Real Estate AB publ ................... 8,868 133,806
Corem Property Group AB , Class B ............ 73,867 19,650
Dios Fastigheter AB ....................... 11,127 76,903
Fabege AB ............................. 20,976 164,509
Fastighets AB Balder , Class B
(a)
............... 80,332 439,675
FastPartner AB , Class A .................... 4,892 21,905
Heba Fastighets AB , Class B ................. 7,462 19,187
Hufvudstaden AB , Class A ................... 10,476 133,404
Intea Fastigheter AB , Class B ................ 18,020 139,251
Logistea AB , Class B ...................... 32,077 45,000
Neobo Fastigheter AB
(a)
.................... 9,519 18,559

iShares
®
International Developed Real Estate ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Sweden (continued)
NP3 Fastigheter AB ....................... 3,691 $ 102,628
Pandox AB , Class B ....................... 12,286 228,466
Platzer Fastigheter Holding AB , Class B ......... 7,273 56,248
PPI Public Property Invest AB ................ 23,505 47,742
Sagax AB , Class B ........................ 24,563 431,779
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 110,798 38,188
Stendorren Fastigheter AB , Class B
(a)
........... 1,968 37,776
Sveafastigheter AB
(a)
...................... 6,445 21,886
Swedish Logistic Property AB , Class B
(a)
......... 22,386 86,514
Wallenstam AB , Class B .................... 37,719 163,773
Wihlborgs Fastigheter AB ................... 30,671 249,452
3,644,138
a
Switzerland  —  4 .3%
Allreal Holding AG , Registered ................ 1,694 443,132
Hiag Immobilien Holding AG ................. 523 85,473
Intershop Holding AG ...................... 584 124,371
Investis Holding SA ....................... 320 60,165
Mobimo Holding AG , Registered ............... 853 369,000
Peach Property Group AG
(a) (b)
................ 4,446 26,425
PSP Swiss Property AG , Registered ............ 5,250 947,183
Swiss Prime Site AG , Registered .............. 9,237 1,506,555
3,562,304
a
United Kingdom  —  10 .2%
AEW UK REIT PLC ....................... 17,873 25,782
Big Yellow Group PLC ..................... 21,328 255,346
British Land Co. PLC (The) .................. 117,859 704,753
Custodian Property Income REIT PLC ........... 53,271 62,104
Derwent London PLC ...................... 12,837 364,015
Grainger PLC ........................... 84,230 198,763
Great Portland Estates PLC .................. 44,388 209,532
Hammerson PLC ......................... 58,834 304,468
Helical PLC ............................. 11,689 31,350
Intu Properties PLC
(a) (d)
..................... 6,694 —
Land Securities Group PLC .................. 85,452 813,925
Living REIT PLC
(c)
........................ 50,295 52,330
LondonMetric Property PLC .................. 254,727 673,398
NewRiver REIT PLC ....................... 47,411 52,514
Picton Property Income Ltd. .................. 59,374 59,376
PPHE Hotel Group Ltd. ..................... 2,193 46,403
Primary Health Properties PLC ................ 279,630 356,396
Security Shares Value
a
United Kingdom (continued)
Regional REIT Ltd.
(c)
....................... 15,745 $ 21,062
Residential Secure Income PLC
(c)
.............. 23,102 8,562
Safestore Holdings PLC .................... 24,802 206,896
Schroder REIT Ltd. ....................... 49,815 30,134
Segro PLC ............................. 155,099 2,026,013
Shaftesbury Capital PLC .................... 170,952 331,316
Sirius Real Estate Ltd. ..................... 178,972 238,677
Supermarket Income REIT PLC ............... 141,588 164,014
Target Healthcare REIT PLC ................. 71,866 109,643
Tritax Big Box REIT PLC .................... 281,130 646,351
UNITE Group PLC (The) .................... 51,649 375,188
Workspace Group PLC
(b)
.................... 15,264 72,351
8,440,662
a
Total Long-Term Investments — 98.9%
(Cost: $ 102,264,624 ) ................................ 82,162,069
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 608,460 608,643
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 29,654 29,654
a
Total Short-Term Securities — 0.8%
(Cost: $ 638,249 ) ................................... 638,297
Total Investments —  99.7%
(Cost: $ 102,902,873 ) ................................ 82,800,366
Other Assets Less Liabilities — 0 .3% ...................... 219,147
Net Assets — 100.0% ................................. $ 83,019,513
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,917,925  $ —  $ (1,309,431)
(a)
$ (70) $ 219  $ 608,643  608,460  $ 1,855
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 40,672  —  (11,018)
(a)
—  —  29,654  29,654  392  —
$ —  $ (70) $ 219
$ 638,297
$ 2,247  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
International Developed Real Estate ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ................................................................. 3 08/28/26 $ 122 $ 1,304
Mini TOPIX Index ..................................................................... 6 09/10/26 148 (2,944)
Dow Jones U.S. Real Estate Index ......................................................... 11 09/18/26 436 2,836
Euro STOXX 50 Index ................................................................. 2 09/18/26 147 3,032
$ 4,228
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 7,396,243  $ 74,750,084  $ 15,742  $ 82,162,069
Short-Term Securities
Money Market Funds ....................................... 638,297  —  —  638,297
$ 8,034,540  $ 74,750,084  $ 15,742  $ 82,800,366
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 5,868  $ 1,304  $ —  $ 7,172
Liabilities
Equity Contracts ............................................ —  (2,944) —  (2,944)
$ 5,868  $ (1,640) $ —  $ 4,228
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust